Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2023
Intangible Assets and Goodwill
Intangible Assets and Goodwill
14. Intangible Assets and Goodwill

The cost, weighted average amortization rates and accumulated amortization of intangible assets and goodwill comprise the following amounts:

		December 31, 2023			December 31, 2022
	Weighted average depreciation rate	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Software	20%	336,687	(221,986)	114,701	263,432	(182,711)	80,721
Customer Portfolio	8%	1,198,455	(475,803)	722,652	1,201,074	(377,891)	823,183
Trademarks	5%	633,154	(140,025)	493,129	631,582	(112,967)	518,615
Trade Agreement	8%	243,114	(49,049)	194,065	247,622	(28,795)	218,827
Platform content production	33%	178,033	(121,932)	56,101	123,251	(74,881)	48,370
Other Intangible assets	33%	11,236	(5,029)	6,207	39,423	(32,142)	7,281
In progress	0%	6,845	-	6,845	18,958	-	18,958
Goodwill	0%	3,713,863	-	3,713,863	3,711,721	-	3,711,721
		6,321,387	(1,013,824)	5,307,563	6,237,063	(809,387)	5,427,676

Changes in intangible assets and goodwill were as follows:

	Software	Customer Portfolio	Trademarks	Trade Agreement	Platform content production	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2021	96,045	922,105	546,358	243,495	24,294	7,282	3,991	3,694,798	5,538,368
Additions	12,881	-	-	-	62,722	17	14,967	-	90,587
Additions through business combinations (note 5)	3,225	3,833	-	-	-	-	-	16,923	23,981
Disposals	-	(140)	(434)	-	(13,348)	(15)	-	-	(13,937)
Amortization	(31,430)	(102,615)	(27,309)	(24,668)	(25,298)	(3)	-	-	(211,323)
As of December 31, 2022	80,721	823,183	518,615	218,827	48,370	7,281	18,958	3,711,721	5,427,676
Additions	18,872	-	-	-	48,599	-	37,821	-	105,292
Additions through business combinations (note 5)	-	1,844	1,823	-	-	-	-	2,142	5,809
Disposals	(450)	-	-	-	-	(1,071)	-	-	(1,521)
Amortization	(34,376)	(102,375)	(27,309)	(24,762)	(40,868)	(3)	-	-	(229,693)
Transfers	49,934	-	-	-	-	-	(49,934)	-	-
As of December 31, 2023	114,701	722,652	493,129	194,065	56,101	6,207	6,845	3,713,863	5,307,563

Goodwill impairment test

The Company performed its annual impairment test in 2023 and 2022 and carried out a sensitivity analysis in the long-term model and cash flows.

The Company performed the test considering of two separate CGUs for which the recoverable amount has been determined based on value-in-use calculations. The conclusion of these tests conducted by the Company for the years ended December 31, 2023 and 2022, showed that no adjustments were required to these assets.

Therefore, Goodwill allocated to each CGU is shown below:

	December 31, 2023	December 31, 2022
Content and Edtech Platform	3,676,176	3,674,034
Digital Platform (i)	37,687	37,687
	3,713,863	3,711,721

(i)	Considers the goodwill of R$ 10,728 on the acquisition of the entity Livro Fácil Ltda., merged into Somos Sistemas de Ensino on September 30, 2023, as mentioned in note 1.2(b).

The recoverable amount of a CGU has been determined based on value-in-use calculations. These calculations use pre-income tax and social contribution cash flow projections based on financial budget approved by management covering a period of eight years. Cash Flows beyond that period are extrapolated using growth rates. The growth rate does not exceed the long-term average growth rate for the business that CGU operates.

For each of the CGUs, the key assumptions, long-term growth rate and discount rate used in the value-in-use calculations are stated in the table below. In addition, the recoverable amount is also disclosed in the table. The key assumptions used for value-in-use calculations as of December 31, 2023 and 2022 are as follows:

		2023		2022
	Content and EdTech Platform	Digital Platform	Content and EdTech Platform	Digital Platform
Growth rate - %	17.0%	5.4%	13.7%	12.5%
Discount rate - %	13.2%	13.2%	12.1%	12.1%
Growth rate (%) in perpetuity	5.2%	5.2%	4.7%	4.7%
Years projected	8	8	8	8

Growth rate is based on assumptions defined by the Company’s management, underpinned by business performance compared with other competitors and based on internal measures (new initiatives and services provided) taken into consideration. The discount rate is determined by individual WACC (weighted average working capital), net of income taxes.

The assumptions of the long-term model used in the impairment test calculation were assessed and approved by the Business’ Management, as well as the rates used.

Impairment of other intangible assets and in progress

There were no indications of impairment of intangible assets for the years ended December 31, 2023 and 2022. Additionally, intangible assets stated as “in progress” were assessed for impairment by comparing it carrying amount with its recoverable amount and no adjustments were considered necessary.